CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
OPERATING ACTIVITIES:
Net income (loss)	$ (55.6)	$ 71.6	$ (61.8)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense	70.3	64.1	58.3
Asset retirement obligations and deferred rent expenses	(0.2)	0.7	(7.1)
Amortization of acquired technologies and other intangibles	87.5	89.1	78.4
Amortization of stock-based compensation	49.1	41.4	43.1
Amortization of debt issuance costs and accretion of debt discount	20.9	19.5	17.9
Amortization of discount and premium on investments, net	3.8	3.5	2.9
Loss (gain) on disposal and impairment of long-lived assets	22.7	1.5	(1.3)
Gain on sale of investments, net	(1.6)	(3.4)	(13.1)
Impairment of investments	0.3	0.2	1.4
Dividends received from long-term investments			(2.0)
Allowance for doubtful accounts and sales returns	2.2	0.6	1.5
Changes in operating assets and liabilities, net of impact of acquisitions of businesses and dispositions of assets:
Accounts receivable	17.2	(52.8)	(62.3)
Inventories	(7.7)	(38.6)	22.2
Other current and non-current assets	(16.8)	(23.7)	18.3
Accounts payable	(29.2)	9.7	20.8
Income taxes payable	(0.8)	(4.0)	(9.5)
Deferred revenue, current and non-current	(5.1)	44.1	33.4
Accrued payroll and related expenses	(25.3)	(1.0)	11.7
Accrued expenses and other current and non-current liabilities	(12.6)	(17.2)	(33.6)
Net cash provided by operating activities	119.1	205.3	119.2
INVESTING ACTIVITIES:
Purchases of available-for-sale investments	(444.8)	(355.3)	(427.1)
Maturities and sales of investments	418.2	285.3	623.5
Changes in restricted cash	3.5	(2.3)	(21.1)
Acquisitions, net of cash acquired	(12.5)		(207.3)
Purchases of long-term investments			(0.5)
Proceeds received from divestiture of business, net of selling costs			2.0
Acquisition of property and equipment	(72.2)	(116.7)	(41.4)
Proceeds from sale of assets, net of selling costs	2.1	0.7	1.0
Proceeds from sale of subsidiary			3.5
Dividends received from long-term investments			2.0
Net cash used in investing activities	(105.7)	(188.3)	(65.4)
FINANCING ACTIVITIES:
Payment of financing obligations	(11.6)	(6.8)	(8.6)
Proceeds from financing obligations	6.9
Redemption of convertible debt	(13.2)	(0.2)
Payment of debt issuance costs	(1.9)
Proceeds from exercise of employee stock options and employee stock purchase plan	17.9	38.1	9.6
Net cash (used in) provided by financing activities	(1.9)	31.1	1.0
Effect of exchange rates on cash and cash equivalents	(5.8)	7.1	(1.5)
Increase in cash and cash equivalents	5.7	55.2	53.3
Cash and cash equivalents at beginning of period	395.4	340.2	286.9
Cash and cash equivalents at end of period	401.1	395.4	340.2
Supplemental disclosure of cash flow information:
Cash paid for interest	6.0	5.8	6.1
Cash paid for taxes	16.2	15.3	9.6
Non-cash transactions:
Purchase of infrastructure technology equipment and licenses	$ 3.2	$ 7.1